(13) PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Beginning Balance	R$ 9,712,998	R$ 9,173,217	R$ 9,149,486
Additions	756,887	1,085,019	584,216
Disposals	(43,845)	(35,850)	(28,477)
Transfers	0	0	0
Reclassification - cost		8,536	0
Transfers from/to other assets - cost	(41,224)	(16,164)	471
Depreciation	(597,795)	(525,420)	(503,881)
Write-off of depreciation	11,540	5,484	4,480
Reclassification - depreciation		(8,536)	0
Transfers from/to other assets - depreciation	8,624	1,572	35
Impairment losses	(15,261)	(5,221)	(33,112)
Business combinations	(4,800)	30,364
End Balance	9,787,125	9,712,998	9,173,217
Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	13,364,592	12,308,285	11,786,852
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
End Balance	14,015,662	13,364,592	12,308,285
Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(3,651,594)	(3,135,068)	(2,637,366)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
End Balance	(4,228,537)	(3,651,594)	(3,135,068)
Land [Member]
Statement Line Items [Line Items]
Beginning Balance	176,145	176,807	182,316
Additions	0	0	0
Disposals	(22)	0	(1,354)
Transfers	2,950	8,325	2,338
Reclassification - cost		(137)	(212)
Transfers from/to other assets - cost	(1,893)	0	(24)
Depreciation	(8,004)	(7,632)	(6,257)
Write-off of depreciation	2	(7)	0
Reclassification - depreciation		(1,211)	0
Transfers from/to other assets - depreciation	(683)	0	0
Impairment losses	0	0	0
Business combinations	0	0
End Balance	168,494	176,145	176,807
Land [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	206,330	198,141	197,393
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	207,365	206,330	198,141
Land [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(30,185)	(21,334)	(15,077)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	(38,870)	(30,185)	(21,334)
Reservoirs, dams and water mains [Member]
Statement Line Items [Line Items]
Beginning Balance	1,394,162	1,376,246	1,185,614
Additions	0	171	0
Disposals	(132)	0	(414)
Transfers	400	95,799	140
Reclassification - cost		(1,434)	328,101
Transfers from/to other assets - cost	6,393	3	2
Depreciation	(79,276)	(75,659)	(68,562)
Write-off of depreciation	124	1	139
Reclassification - depreciation		(967)	(68,775)
Transfers from/to other assets - depreciation	(2,413)	3	0
Impairment losses	0	0	0
Business combinations	0	0
End Balance	1,319,257	1,394,162	1,376,246
Reservoirs, dams and water mains [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	2,060,191	1,965,641	1,637,812
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	2,066,850	2,060,191	1,965,641
Reservoirs, dams and water mains [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(666,028)	(589,395)	(452,199)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	(747,593)	(666,028)	(589,395)
Buildings, construction and improvements [Member]
Statement Line Items [Line Items]
Beginning Balance	1,153,220	1,075,982	1,517,475
Additions	0	0	168
Disposals	(140)	(421)	(4,093)
Transfers	154,737	177,902	61,615
Reclassification - cost		(40,852)	(499,943)
Transfers from/to other assets - cost	(154,880)	0	(6,548)
Depreciation	(59,736)	(54,035)	(50,716)
Write-off of depreciation	120	62	204
Reclassification - depreciation		(5,374)	68,711
Transfers from/to other assets - depreciation	1,930	(46)	0
Impairment losses	(474)	0	(10,891)
Business combinations	0	0
End Balance	1,094,777	1,153,220	1,075,982
Buildings, construction and improvements [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	1,652,934	1,516,228	1,976,212
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	1,652,178	1,652,934	1,516,228
Buildings, construction and improvements [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(499,714)	(440,246)	(458,737)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	(557,400)	(499,714)	(440,246)
Machinery and equipment [Member]
Statement Line Items [Line Items]
Beginning Balance	6,655,391	5,824,089	5,832,005
Additions	772	236	512
Disposals	(32,336)	(6,705)	(21,773)
Transfers	574,944	1,160,915	217,462
Reclassification - cost		52,205	172,169
Transfers from/to other assets - cost	98,579	(5,025)	6,598
Depreciation	(431,393)	(377,529)	(370,076)
Write-off of depreciation	9,529	4,694	3,572
Reclassification - depreciation		(1,002)	151
Transfers from/to other assets - depreciation	9,690	1,374	35
Impairment losses	(14,787)	0	(16,565)
Business combinations	0	2,140
End Balance	6,870,389	6,655,391	5,824,089
Machinery and equipment [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	9,066,408	7,878,838	7,521,804
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	9,693,512	9,066,408	7,878,838
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(2,411,017)	(2,054,749)	(1,689,799)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	(2,823,123)	(2,411,017)	(2,054,749)
Vehicles [Member]
Statement Line Items [Line Items]
Beginning Balance	76,217	36,230	32,328
Additions	2,978	0	0
Disposals	(2,248)	(1,249)	(558)
Transfers	20,434	22,467	10,436
Reclassification - cost		12	22
Transfers from/to other assets - cost	(126)	(167)	(1)
Depreciation	(18,055)	(8,888)	(6,343)
Write-off of depreciation	1,379	480	379
Reclassification - depreciation		7	0
Transfers from/to other assets - depreciation	(8)	150	0
Impairment losses	0	0	(32)
Business combinations	(4,800)	27,175
End Balance	75,771	76,217	36,230
Vehicles [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	106,920	52,947	43,081
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	122,540	106,920	52,947
Vehicles [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(30,704)	(16,717)	(10,753)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	(46,769)	(30,704)	(16,717)
Furniture and fittings [Member]
Statement Line Items [Line Items]
Beginning Balance	7,562	9,696	11,660
Additions	0	0	0
Disposals	(635)	(779)	(284)
Transfers	1,484	456	578
Reclassification - cost		(39)	(137)
Transfers from/to other assets - cost	(330)	(452)	(186)
Depreciation	(1,332)	(1,676)	(1,926)
Write-off of depreciation	387	254	186
Reclassification - depreciation		11	(88)
Transfers from/to other assets - depreciation	108	91	0
Impairment losses	0	0	(106)
Business combinations	0	0
End Balance	7,245	7,562	9,696
Furniture and fittings [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	21,507	22,323	22,462
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
End Balance	22,026	21,507	22,323
Furniture and fittings [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	(13,945)	(12,627)	(10,802)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
End Balance	(14,782)	(13,945)	(12,627)
In progress [Member]
Statement Line Items [Line Items]
Beginning Balance	250,302	674,166	388,088
Additions	753,137	1,084,612	583,538
Disposals	(8,332)	(26,696)	0
Transfers	(754,948)	(1,465,864)	(292,569)
Reclassification - cost		(1,219)	0
Transfers from/to other assets - cost	11,033	(10,523)	630
Depreciation	0	0	0
Write-off of depreciation	0	0	0
Reclassification - depreciation		0	0
Transfers from/to other assets - depreciation	0	0	0
Impairment losses	0	(5,221)	(5,519)
Business combinations	0	1,049
End Balance	251,192	250,302	674,166
In progress [Member] | Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning Balance	250,302	674,166	388,088
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
End Balance	251,192	250,302	674,166
In progress [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Beginning Balance	0	0	0
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
End Balance	R$ 0	R$ 0	R$ 0